Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Estimated contractual amount payable at maturity of FVTPL deposits	$ 505	$ 3,859
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	285	922
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 2,111	2,068
Contingent settlement of largest derivative asset [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in unobservable input, assets	100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (10)
Interest rate and foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (6)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(8)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
FVTPL liabilities (losses)	(47)	(299)
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	63	34
Level 3 of fair value hierarchy [member] | Corporate equity limited partenrship [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	182	145
Decrease in fair value measurement assets	182	145
Level 3 of fair value hierarchy [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement assets	143	149
Decrease in fair value measurement assets	122	142
Level 3 of fair value hierarchy [member] | Cumulative translation adjustment [member]
Disclosure of detailed information about financial instruments [line items]
Accumulated FVTPL liabilities (losses)	(172)	(125)
Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement assets	27	0
Increase in fair value measurement assets	$ 35	$ 0